Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 5 - ACCRUED LIABILITIES
	As of December 31,
	2017	2016
	(in thousands)

Employees	$64	$102
Government institution	56	24
Other current liabilities	330	145
	$450	$271